Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000210490 | Tesla, Inc.__
Holdings [Line Items]
Percent of Total Investments	10.20%
C000210490 | Tempus AI, Inc.__
Holdings [Line Items]
Percent of Total Investments	6.50%
C000210490 | Robinhood Markets, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.90%
C000210490 | Advanced Micro Devices, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.90%
C000210490 | CRISPR Therapeutics AG__
Holdings [Line Items]
Percent of Total Investments	4.90%
C000210490 | Space Exploration Technologies Corp.__
Holdings [Line Items]
Percent of Total Investments	4.60%
C000210490 | Shopify, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.20%
C000210490 | Coinbase Global, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.90%
C000210490 | Twist Bioscience Corp.__
Holdings [Line Items]
Percent of Total Investments	3.70%
C000210490 | ROBLOX Corp.__
Holdings [Line Items]
Percent of Total Investments	3.30%
C000210490 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000210490 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000210490 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000210490 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000210490 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000210490 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000210490 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	80.80%
C000210490 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000210490 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000210490 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000210491 | Tesla, Inc.__
Holdings [Line Items]
Percent of Total Investments	10.20%
C000210491 | Tempus AI, Inc.__
Holdings [Line Items]
Percent of Total Investments	6.50%
C000210491 | Robinhood Markets, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.90%
C000210491 | Advanced Micro Devices, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.90%
C000210491 | CRISPR Therapeutics AG__
Holdings [Line Items]
Percent of Total Investments	4.90%
C000210491 | Space Exploration Technologies Corp.__
Holdings [Line Items]
Percent of Total Investments	4.60%
C000210491 | Shopify, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.20%
C000210491 | Coinbase Global, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.90%
C000210491 | Twist Bioscience Corp.__
Holdings [Line Items]
Percent of Total Investments	3.70%
C000210491 | ROBLOX Corp.__
Holdings [Line Items]
Percent of Total Investments	3.30%
C000210491 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000210491 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000210491 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000210491 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000210491 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000210491 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000210491 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	80.80%
C000210491 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000210491 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000210491 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000176825 | Tesla, Inc.__
Holdings [Line Items]
Percent of Total Investments	10.20%
C000176825 | Tempus AI, Inc.__
Holdings [Line Items]
Percent of Total Investments	6.50%
C000176825 | Robinhood Markets, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.90%
C000176825 | Advanced Micro Devices, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.90%
C000176825 | CRISPR Therapeutics AG__
Holdings [Line Items]
Percent of Total Investments	4.90%
C000176825 | Space Exploration Technologies Corp.__
Holdings [Line Items]
Percent of Total Investments	4.60%
C000176825 | Shopify, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.20%
C000176825 | Coinbase Global, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.90%
C000176825 | Twist Bioscience Corp.__
Holdings [Line Items]
Percent of Total Investments	3.70%
C000176825 | ROBLOX Corp.__
Holdings [Line Items]
Percent of Total Investments	3.30%
C000176825 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000176825 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000176825 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000176825 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000176825 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000176825 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000176825 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	80.80%
C000176825 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000176825 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000176825 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000176824 | Tesla, Inc.__
Holdings [Line Items]
Percent of Total Investments	10.20%
C000176824 | Tempus AI, Inc.__
Holdings [Line Items]
Percent of Total Investments	6.50%
C000176824 | Robinhood Markets, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.90%
C000176824 | Advanced Micro Devices, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.90%
C000176824 | CRISPR Therapeutics AG__
Holdings [Line Items]
Percent of Total Investments	4.90%
C000176824 | Space Exploration Technologies Corp.__
Holdings [Line Items]
Percent of Total Investments	4.60%
C000176824 | Shopify, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.20%
C000176824 | Coinbase Global, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.90%
C000176824 | Twist Bioscience Corp.__
Holdings [Line Items]
Percent of Total Investments	3.70%
C000176824 | ROBLOX Corp.__
Holdings [Line Items]
Percent of Total Investments	3.30%
C000176824 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000176824 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000176824 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000176824 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000176824 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000176824 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000176824 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	80.80%
C000176824 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000176824 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000176824 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000224371 | Tesla, Inc.__
Holdings [Line Items]
Percent of Total Investments	10.20%
C000224371 | Tempus AI, Inc.__
Holdings [Line Items]
Percent of Total Investments	6.50%
C000224371 | Robinhood Markets, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.90%
C000224371 | Advanced Micro Devices, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.90%
C000224371 | CRISPR Therapeutics AG__
Holdings [Line Items]
Percent of Total Investments	4.90%
C000224371 | Space Exploration Technologies Corp.__
Holdings [Line Items]
Percent of Total Investments	4.60%
C000224371 | Shopify, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.20%
C000224371 | Coinbase Global, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.90%
C000224371 | Twist Bioscience Corp.__
Holdings [Line Items]
Percent of Total Investments	3.70%
C000224371 | ROBLOX Corp.__
Holdings [Line Items]
Percent of Total Investments	3.30%
C000224371 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000224371 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000224371 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000224371 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000224371 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000224371 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000224371 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	80.80%
C000224371 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000224371 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000224371 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000176826 | Tesla, Inc.__
Holdings [Line Items]
Percent of Total Investments	10.20%
C000176826 | Tempus AI, Inc.__
Holdings [Line Items]
Percent of Total Investments	6.50%
C000176826 | Robinhood Markets, Inc.__
Holdings [Line Items]
Percent of Total Investments	5.90%
C000176826 | Advanced Micro Devices, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.90%
C000176826 | CRISPR Therapeutics AG__
Holdings [Line Items]
Percent of Total Investments	4.90%
C000176826 | Space Exploration Technologies Corp.__
Holdings [Line Items]
Percent of Total Investments	4.60%
C000176826 | Shopify, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.20%
C000176826 | Coinbase Global, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.90%
C000176826 | Twist Bioscience Corp.__
Holdings [Line Items]
Percent of Total Investments	3.70%
C000176826 | ROBLOX Corp.__
Holdings [Line Items]
Percent of Total Investments	3.30%
C000176826 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000176826 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000176826 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000176826 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000176826 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000176826 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000176826 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	80.80%
C000176826 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000176826 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000176826 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000207660 | MKS, Inc._1.250_6/1/2030
Holdings [Line Items]
Percent of Total Investments	2.20%
C000207660 | Redwood Trust, Inc._7.750_6/15/2027
Holdings [Line Items]
Percent of Total Investments	1.90%
C000207660 | Hewlett Packard Enterprise Co._7.625_9/1/2027
Holdings [Line Items]
Percent of Total Investments	1.80%
C000207660 | Jazz Investments I Ltd._3.125_9/15/2030
Holdings [Line Items]
Percent of Total Investments	1.80%
C000207660 | Terawulf, Inc._2.750_2/1/2030
Holdings [Line Items]
Percent of Total Investments	1.70%
C000207660 | Albemarle Corp._7.250_3/1/2027
Holdings [Line Items]
Percent of Total Investments	1.50%
C000207660 | Sirius XM Holdings, Inc._3.750_3/15/2028
Holdings [Line Items]
Percent of Total Investments	1.50%
C000207660 | PG&E Corp._4.250_12/1/2027
Holdings [Line Items]
Percent of Total Investments	1.50%
C000207660 | Pagaya Technologies Ltd._6.125_10/1/2029
Holdings [Line Items]
Percent of Total Investments	1.50%
C000207660 | Enovis Corp._3.875_10/15/2028
Holdings [Line Items]
Percent of Total Investments	1.50%
C000207660 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000207660 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000207660 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000207660 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000207660 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000207660 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000207660 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000207660 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000207660 | IndustryInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000207660 | IndustryComputers
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000207660 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000207660 | IndustryREITS
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000207660 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000207660 | IndustryInternet
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000207660 | IndustryHealth Care - Products
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000207660 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000207660 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000207660 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000207660 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	(81.40%)
C000207660 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000207660 | AssetConvertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	137.60%
C000207660 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000207660 | AssetForeign Convertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000207660 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000207660 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000207658 | MKS, Inc._1.250_6/1/2030
Holdings [Line Items]
Percent of Total Investments	2.20%
C000207658 | Redwood Trust, Inc._7.750_6/15/2027
Holdings [Line Items]
Percent of Total Investments	1.90%
C000207658 | Hewlett Packard Enterprise Co._7.625_9/1/2027
Holdings [Line Items]
Percent of Total Investments	1.80%
C000207658 | Jazz Investments I Ltd._3.125_9/15/2030
Holdings [Line Items]
Percent of Total Investments	1.80%
C000207658 | Terawulf, Inc._2.750_2/1/2030
Holdings [Line Items]
Percent of Total Investments	1.70%
C000207658 | Albemarle Corp._7.250_3/1/2027
Holdings [Line Items]
Percent of Total Investments	1.50%
C000207658 | Sirius XM Holdings, Inc._3.750_3/15/2028
Holdings [Line Items]
Percent of Total Investments	1.50%
C000207658 | PG&E Corp._4.250_12/1/2027
Holdings [Line Items]
Percent of Total Investments	1.50%
C000207658 | Pagaya Technologies Ltd._6.125_10/1/2029
Holdings [Line Items]
Percent of Total Investments	1.50%
C000207658 | Enovis Corp._3.875_10/15/2028
Holdings [Line Items]
Percent of Total Investments	1.50%
C000207658 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000207658 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000207658 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000207658 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000207658 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000207658 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000207658 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000207658 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000207658 | IndustryInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000207658 | IndustryComputers
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000207658 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000207658 | IndustryREITS
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000207658 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000207658 | IndustryInternet
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000207658 | IndustryHealth Care - Products
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000207658 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000207658 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000207658 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000207658 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	(81.40%)
C000207658 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000207658 | AssetConvertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	137.60%
C000207658 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000207658 | AssetForeign Convertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000207658 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000207658 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000207659 | MKS, Inc._1.250_6/1/2030
Holdings [Line Items]
Percent of Total Investments	2.20%
C000207659 | Redwood Trust, Inc._7.750_6/15/2027
Holdings [Line Items]
Percent of Total Investments	1.90%
C000207659 | Hewlett Packard Enterprise Co._7.625_9/1/2027
Holdings [Line Items]
Percent of Total Investments	1.80%
C000207659 | Jazz Investments I Ltd._3.125_9/15/2030
Holdings [Line Items]
Percent of Total Investments	1.80%
C000207659 | Terawulf, Inc._2.750_2/1/2030
Holdings [Line Items]
Percent of Total Investments	1.70%
C000207659 | Albemarle Corp._7.250_3/1/2027
Holdings [Line Items]
Percent of Total Investments	1.50%
C000207659 | Sirius XM Holdings, Inc._3.750_3/15/2028
Holdings [Line Items]
Percent of Total Investments	1.50%
C000207659 | PG&E Corp._4.250_12/1/2027
Holdings [Line Items]
Percent of Total Investments	1.50%
C000207659 | Pagaya Technologies Ltd._6.125_10/1/2029
Holdings [Line Items]
Percent of Total Investments	1.50%
C000207659 | Enovis Corp._3.875_10/15/2028
Holdings [Line Items]
Percent of Total Investments	1.50%
C000207659 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000207659 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000207659 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000207659 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000207659 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000207659 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000207659 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000207659 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000207659 | IndustryInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000207659 | IndustryComputers
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000207659 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000207659 | IndustryREITS
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000207659 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000207659 | IndustryInternet
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000207659 | IndustryHealth Care - Products
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000207659 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000207659 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000207659 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000207659 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	(81.40%)
C000207659 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000207659 | AssetConvertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	137.60%
C000207659 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000207659 | AssetForeign Convertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000207659 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000207659 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000217746 | Bundesobligation_2.500_4/16/2031
Holdings [Line Items]
Percent of Total Investments	6.00%
C000217746 | Nationwide Building Society_5.750_6/20/2027
Holdings [Line Items]
Percent of Total Investments	3.00%
C000217746 | Societe Generale SA_5.500_4/13/2029
Holdings [Line Items]
Percent of Total Investments	2.30%
C000217746 | Pierpont BTL PLC_4.896_9/21/2061
Holdings [Line Items]
Percent of Total Investments	2.30%
C000217746 | U.S. Treasury Bills_3.826_5/13/2027
Holdings [Line Items]
Percent of Total Investments	2.20%
C000217746 | Legal & General Group PLC_4.500_11/1/2050
Holdings [Line Items]
Percent of Total Investments	2.00%
C000217746 | HSBC Holdings PLC_8.201_11/16/2034
Holdings [Line Items]
Percent of Total Investments	1.60%
C000217746 | Digital Dutch Finco BV_1.500_3/15/2030
Holdings [Line Items]
Percent of Total Investments	1.60%
C000217746 | Barclays PLC_8.407_11/14/2032
Holdings [Line Items]
Percent of Total Investments	1.60%
C000217746 | CaixaBank SA_6.875_10/25/2033
Holdings [Line Items]
Percent of Total Investments	1.60%
C000217746 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000217746 | IndustryREITS
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000217746 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000217746 | IndustryFood
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000217746 | IndustryCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000217746 | IndustryForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000217746 | IndustrySavings & Loans
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000217746 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000217746 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000217746 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000217746 | Canada
Holdings [Line Items]
Percent of Total Investments	1.20%
C000217746 | Australia
Holdings [Line Items]
Percent of Total Investments	1.50%
C000217746 | Italy
Holdings [Line Items]
Percent of Total Investments	1.60%
C000217746 | Sweden
Holdings [Line Items]
Percent of Total Investments	3.20%
C000217746 | Spain
Holdings [Line Items]
Percent of Total Investments	4.40%
C000217746 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.70%
C000217746 | Germany
Holdings [Line Items]
Percent of Total Investments	8.80%
C000217746 | France
Holdings [Line Items]
Percent of Total Investments	10.90%
C000217746 | United States
Holdings [Line Items]
Percent of Total Investments	21.70%
C000217746 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	38.60%
C000217746 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	65.80%
C000217746 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000217746 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000217746 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000217746 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000217747 | Bundesobligation_2.500_4/16/2031
Holdings [Line Items]
Percent of Total Investments	6.00%
C000217747 | Nationwide Building Society_5.750_6/20/2027
Holdings [Line Items]
Percent of Total Investments	3.00%
C000217747 | Societe Generale SA_5.500_4/13/2029
Holdings [Line Items]
Percent of Total Investments	2.30%
C000217747 | Pierpont BTL PLC_4.896_9/21/2061
Holdings [Line Items]
Percent of Total Investments	2.30%
C000217747 | U.S. Treasury Bills_3.826_5/13/2027
Holdings [Line Items]
Percent of Total Investments	2.20%
C000217747 | Legal & General Group PLC_4.500_11/1/2050
Holdings [Line Items]
Percent of Total Investments	2.00%
C000217747 | HSBC Holdings PLC_8.201_11/16/2034
Holdings [Line Items]
Percent of Total Investments	1.60%
C000217747 | Digital Dutch Finco BV_1.500_3/15/2030
Holdings [Line Items]
Percent of Total Investments	1.60%
C000217747 | Barclays PLC_8.407_11/14/2032
Holdings [Line Items]
Percent of Total Investments	1.60%
C000217747 | CaixaBank SA_6.875_10/25/2033
Holdings [Line Items]
Percent of Total Investments	1.60%
C000217747 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000217747 | IndustryREITS
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000217747 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000217747 | IndustryFood
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000217747 | IndustryCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000217747 | IndustryForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000217747 | IndustrySavings & Loans
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000217747 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000217747 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000217747 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000217747 | Canada
Holdings [Line Items]
Percent of Total Investments	1.20%
C000217747 | Australia
Holdings [Line Items]
Percent of Total Investments	1.50%
C000217747 | Italy
Holdings [Line Items]
Percent of Total Investments	1.60%
C000217747 | Sweden
Holdings [Line Items]
Percent of Total Investments	3.20%
C000217747 | Spain
Holdings [Line Items]
Percent of Total Investments	4.40%
C000217747 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.70%
C000217747 | Germany
Holdings [Line Items]
Percent of Total Investments	8.80%
C000217747 | France
Holdings [Line Items]
Percent of Total Investments	10.90%
C000217747 | United States
Holdings [Line Items]
Percent of Total Investments	21.70%
C000217747 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	38.60%
C000217747 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	65.80%
C000217747 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000217747 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000217747 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000217747 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000217748 | Bundesobligation_2.500_4/16/2031
Holdings [Line Items]
Percent of Total Investments	6.00%
C000217748 | Nationwide Building Society_5.750_6/20/2027
Holdings [Line Items]
Percent of Total Investments	3.00%
C000217748 | Societe Generale SA_5.500_4/13/2029
Holdings [Line Items]
Percent of Total Investments	2.30%
C000217748 | Pierpont BTL PLC_4.896_9/21/2061
Holdings [Line Items]
Percent of Total Investments	2.30%
C000217748 | U.S. Treasury Bills_3.826_5/13/2027
Holdings [Line Items]
Percent of Total Investments	2.20%
C000217748 | Legal & General Group PLC_4.500_11/1/2050
Holdings [Line Items]
Percent of Total Investments	2.00%
C000217748 | HSBC Holdings PLC_8.201_11/16/2034
Holdings [Line Items]
Percent of Total Investments	1.60%
C000217748 | Digital Dutch Finco BV_1.500_3/15/2030
Holdings [Line Items]
Percent of Total Investments	1.60%
C000217748 | Barclays PLC_8.407_11/14/2032
Holdings [Line Items]
Percent of Total Investments	1.60%
C000217748 | CaixaBank SA_6.875_10/25/2033
Holdings [Line Items]
Percent of Total Investments	1.60%
C000217748 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000217748 | IndustryREITS
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000217748 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000217748 | IndustryFood
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000217748 | IndustryCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000217748 | IndustryForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000217748 | IndustrySavings & Loans
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000217748 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000217748 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000217748 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000217748 | Canada
Holdings [Line Items]
Percent of Total Investments	1.20%
C000217748 | Australia
Holdings [Line Items]
Percent of Total Investments	1.50%
C000217748 | Italy
Holdings [Line Items]
Percent of Total Investments	1.60%
C000217748 | Sweden
Holdings [Line Items]
Percent of Total Investments	3.20%
C000217748 | Spain
Holdings [Line Items]
Percent of Total Investments	4.40%
C000217748 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.70%
C000217748 | Germany
Holdings [Line Items]
Percent of Total Investments	8.80%
C000217748 | France
Holdings [Line Items]
Percent of Total Investments	10.90%
C000217748 | United States
Holdings [Line Items]
Percent of Total Investments	21.70%
C000217748 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	38.60%
C000217748 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	65.80%
C000217748 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000217748 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000217748 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000217748 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000217745 | Bundesobligation_2.500_4/16/2031
Holdings [Line Items]
Percent of Total Investments	6.00%
C000217745 | Nationwide Building Society_5.750_6/20/2027
Holdings [Line Items]
Percent of Total Investments	3.00%
C000217745 | Societe Generale SA_5.500_4/13/2029
Holdings [Line Items]
Percent of Total Investments	2.30%
C000217745 | Pierpont BTL PLC_4.896_9/21/2061
Holdings [Line Items]
Percent of Total Investments	2.30%
C000217745 | U.S. Treasury Bills_3.826_5/13/2027
Holdings [Line Items]
Percent of Total Investments	2.20%
C000217745 | Legal & General Group PLC_4.500_11/1/2050
Holdings [Line Items]
Percent of Total Investments	2.00%
C000217745 | HSBC Holdings PLC_8.201_11/16/2034
Holdings [Line Items]
Percent of Total Investments	1.60%
C000217745 | Digital Dutch Finco BV_1.500_3/15/2030
Holdings [Line Items]
Percent of Total Investments	1.60%
C000217745 | Barclays PLC_8.407_11/14/2032
Holdings [Line Items]
Percent of Total Investments	1.60%
C000217745 | CaixaBank SA_6.875_10/25/2033
Holdings [Line Items]
Percent of Total Investments	1.60%
C000217745 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000217745 | IndustryREITS
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000217745 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000217745 | IndustryFood
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000217745 | IndustryCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000217745 | IndustryForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000217745 | IndustrySavings & Loans
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000217745 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000217745 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000217745 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000217745 | Canada
Holdings [Line Items]
Percent of Total Investments	1.20%
C000217745 | Australia
Holdings [Line Items]
Percent of Total Investments	1.50%
C000217745 | Italy
Holdings [Line Items]
Percent of Total Investments	1.60%
C000217745 | Sweden
Holdings [Line Items]
Percent of Total Investments	3.20%
C000217745 | Spain
Holdings [Line Items]
Percent of Total Investments	4.40%
C000217745 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.70%
C000217745 | Germany
Holdings [Line Items]
Percent of Total Investments	8.80%
C000217745 | France
Holdings [Line Items]
Percent of Total Investments	10.90%
C000217745 | United States
Holdings [Line Items]
Percent of Total Investments	21.70%
C000217745 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	38.60%
C000217745 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	65.80%
C000217745 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000217745 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000217745 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000217745 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000205755 | Bundesrepublik Deutschland Bundesanleihe_2.900_2/15/2036
Holdings [Line Items]
Percent of Total Investments	5.50%
C000205755 | U.S. Treasury Notes_4.375_5/15/2036
Holdings [Line Items]
Percent of Total Investments	4.80%
C000205755 | U.S. Treasury Notes_4.250_8/15/2035
Holdings [Line Items]
Percent of Total Investments	4.30%
C000205755 | Bundesrepublik Deutschland Bundesanleihe_2.600_8/15/2035
Holdings [Line Items]
Percent of Total Investments	3.50%
C000205755 | Bundesrepublik Deutschland Bundesanleihe_2.500_2/15/2035
Holdings [Line Items]
Percent of Total Investments	1.90%
C000205755 | U.S. Treasury Notes_4.000_11/15/2035
Holdings [Line Items]
Percent of Total Investments	1.80%
C000205755 | Nationwide Building Society_10.250_12/6/2099
Holdings [Line Items]
Percent of Total Investments	1.20%
C000205755 | Nationwide Building Society_7.500_12/20/2030
Holdings [Line Items]
Percent of Total Investments	0.90%
C000205755 | Rothesay Life PLC_5.000_10/13/2031
Holdings [Line Items]
Percent of Total Investments	0.90%
C000205755 | UniCredit SpA_6.500_12/3/2031
Holdings [Line Items]
Percent of Total Investments	0.70%
C000205755 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000205755 | IndustryForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000205755 | IndustrySavings & Loans
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000205755 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000205755 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000205755 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000205755 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000205755 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000205755 | IndustryU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000205755 | IndustryAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000205755 | Italy
Holdings [Line Items]
Percent of Total Investments	3.40%
C000205755 | Spain
Holdings [Line Items]
Percent of Total Investments	4.30%
C000205755 | Netherlands
Holdings [Line Items]
Percent of Total Investments	3.80%
C000205755 | Germany
Holdings [Line Items]
Percent of Total Investments	13.50%
C000205755 | France
Holdings [Line Items]
Percent of Total Investments	4.90%
C000205755 | United States
Holdings [Line Items]
Percent of Total Investments	26.90%
C000205755 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	19.40%
C000205755 | Jersey
Holdings [Line Items]
Percent of Total Investments	1.60%
C000205755 | Cayman Islands
Holdings [Line Items]
Percent of Total Investments	4.90%
C000205755 | Ireland
Holdings [Line Items]
Percent of Total Investments	9.90%
C000205755 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000205755 | AssetForeign Convertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000205755 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C000205755 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000205755 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000205755 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000205755 | AssetAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000205756 | Bundesrepublik Deutschland Bundesanleihe_2.900_2/15/2036
Holdings [Line Items]
Percent of Total Investments	5.50%
C000205756 | U.S. Treasury Notes_4.375_5/15/2036
Holdings [Line Items]
Percent of Total Investments	4.80%
C000205756 | U.S. Treasury Notes_4.250_8/15/2035
Holdings [Line Items]
Percent of Total Investments	4.30%
C000205756 | Bundesrepublik Deutschland Bundesanleihe_2.600_8/15/2035
Holdings [Line Items]
Percent of Total Investments	3.50%
C000205756 | Bundesrepublik Deutschland Bundesanleihe_2.500_2/15/2035
Holdings [Line Items]
Percent of Total Investments	1.90%
C000205756 | U.S. Treasury Notes_4.000_11/15/2035
Holdings [Line Items]
Percent of Total Investments	1.80%
C000205756 | Nationwide Building Society_10.250_12/6/2099
Holdings [Line Items]
Percent of Total Investments	1.20%
C000205756 | Nationwide Building Society_7.500_12/20/2030
Holdings [Line Items]
Percent of Total Investments	0.90%
C000205756 | Rothesay Life PLC_5.000_10/13/2031
Holdings [Line Items]
Percent of Total Investments	0.90%
C000205756 | UniCredit SpA_6.500_12/3/2031
Holdings [Line Items]
Percent of Total Investments	0.70%
C000205756 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000205756 | IndustryForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000205756 | IndustrySavings & Loans
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000205756 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000205756 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000205756 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000205756 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000205756 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000205756 | IndustryU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000205756 | IndustryAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000205756 | Italy
Holdings [Line Items]
Percent of Total Investments	3.40%
C000205756 | Spain
Holdings [Line Items]
Percent of Total Investments	4.30%
C000205756 | Netherlands
Holdings [Line Items]
Percent of Total Investments	3.80%
C000205756 | Germany
Holdings [Line Items]
Percent of Total Investments	13.50%
C000205756 | France
Holdings [Line Items]
Percent of Total Investments	4.90%
C000205756 | United States
Holdings [Line Items]
Percent of Total Investments	26.90%
C000205756 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	19.40%
C000205756 | Jersey
Holdings [Line Items]
Percent of Total Investments	1.60%
C000205756 | Cayman Islands
Holdings [Line Items]
Percent of Total Investments	4.90%
C000205756 | Ireland
Holdings [Line Items]
Percent of Total Investments	9.90%
C000205756 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000205756 | AssetForeign Convertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000205756 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C000205756 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000205756 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000205756 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000205756 | AssetAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000180738 | Bundesrepublik Deutschland Bundesanleihe_2.900_2/15/2036
Holdings [Line Items]
Percent of Total Investments	5.50%
C000180738 | U.S. Treasury Notes_4.375_5/15/2036
Holdings [Line Items]
Percent of Total Investments	4.80%
C000180738 | U.S. Treasury Notes_4.250_8/15/2035
Holdings [Line Items]
Percent of Total Investments	4.30%
C000180738 | Bundesrepublik Deutschland Bundesanleihe_2.600_8/15/2035
Holdings [Line Items]
Percent of Total Investments	3.50%
C000180738 | Bundesrepublik Deutschland Bundesanleihe_2.500_2/15/2035
Holdings [Line Items]
Percent of Total Investments	1.90%
C000180738 | U.S. Treasury Notes_4.000_11/15/2035
Holdings [Line Items]
Percent of Total Investments	1.80%
C000180738 | Nationwide Building Society_10.250_12/6/2099
Holdings [Line Items]
Percent of Total Investments	1.20%
C000180738 | Nationwide Building Society_7.500_12/20/2030
Holdings [Line Items]
Percent of Total Investments	0.90%
C000180738 | Rothesay Life PLC_5.000_10/13/2031
Holdings [Line Items]
Percent of Total Investments	0.90%
C000180738 | UniCredit SpA_6.500_12/3/2031
Holdings [Line Items]
Percent of Total Investments	0.70%
C000180738 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000180738 | IndustryForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000180738 | IndustrySavings & Loans
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000180738 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000180738 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000180738 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000180738 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000180738 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000180738 | IndustryU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000180738 | IndustryAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000180738 | Italy
Holdings [Line Items]
Percent of Total Investments	3.40%
C000180738 | Spain
Holdings [Line Items]
Percent of Total Investments	4.30%
C000180738 | Netherlands
Holdings [Line Items]
Percent of Total Investments	3.80%
C000180738 | Germany
Holdings [Line Items]
Percent of Total Investments	13.50%
C000180738 | France
Holdings [Line Items]
Percent of Total Investments	4.90%
C000180738 | United States
Holdings [Line Items]
Percent of Total Investments	26.90%
C000180738 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	19.40%
C000180738 | Jersey
Holdings [Line Items]
Percent of Total Investments	1.60%
C000180738 | Cayman Islands
Holdings [Line Items]
Percent of Total Investments	4.90%
C000180738 | Ireland
Holdings [Line Items]
Percent of Total Investments	9.90%
C000180738 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000180738 | AssetForeign Convertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000180738 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C000180738 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000180738 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000180738 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000180738 | AssetAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000180737 | Bundesrepublik Deutschland Bundesanleihe_2.900_2/15/2036
Holdings [Line Items]
Percent of Total Investments	5.50%
C000180737 | U.S. Treasury Notes_4.375_5/15/2036
Holdings [Line Items]
Percent of Total Investments	4.80%
C000180737 | U.S. Treasury Notes_4.250_8/15/2035
Holdings [Line Items]
Percent of Total Investments	4.30%
C000180737 | Bundesrepublik Deutschland Bundesanleihe_2.600_8/15/2035
Holdings [Line Items]
Percent of Total Investments	3.50%
C000180737 | Bundesrepublik Deutschland Bundesanleihe_2.500_2/15/2035
Holdings [Line Items]
Percent of Total Investments	1.90%
C000180737 | U.S. Treasury Notes_4.000_11/15/2035
Holdings [Line Items]
Percent of Total Investments	1.80%
C000180737 | Nationwide Building Society_10.250_12/6/2099
Holdings [Line Items]
Percent of Total Investments	1.20%
C000180737 | Nationwide Building Society_7.500_12/20/2030
Holdings [Line Items]
Percent of Total Investments	0.90%
C000180737 | Rothesay Life PLC_5.000_10/13/2031
Holdings [Line Items]
Percent of Total Investments	0.90%
C000180737 | UniCredit SpA_6.500_12/3/2031
Holdings [Line Items]
Percent of Total Investments	0.70%
C000180737 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000180737 | IndustryForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000180737 | IndustrySavings & Loans
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000180737 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000180737 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000180737 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000180737 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000180737 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000180737 | IndustryU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000180737 | IndustryAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000180737 | Italy
Holdings [Line Items]
Percent of Total Investments	3.40%
C000180737 | Spain
Holdings [Line Items]
Percent of Total Investments	4.30%
C000180737 | Netherlands
Holdings [Line Items]
Percent of Total Investments	3.80%
C000180737 | Germany
Holdings [Line Items]
Percent of Total Investments	13.50%
C000180737 | France
Holdings [Line Items]
Percent of Total Investments	4.90%
C000180737 | United States
Holdings [Line Items]
Percent of Total Investments	26.90%
C000180737 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	19.40%
C000180737 | Jersey
Holdings [Line Items]
Percent of Total Investments	1.60%
C000180737 | Cayman Islands
Holdings [Line Items]
Percent of Total Investments	4.90%
C000180737 | Ireland
Holdings [Line Items]
Percent of Total Investments	9.90%
C000180737 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000180737 | AssetForeign Convertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000180737 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C000180737 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000180737 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000180737 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000180737 | AssetAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000180741 | Bundesrepublik Deutschland Bundesanleihe_2.900_2/15/2036
Holdings [Line Items]
Percent of Total Investments	5.50%
C000180741 | U.S. Treasury Notes_4.375_5/15/2036
Holdings [Line Items]
Percent of Total Investments	4.80%
C000180741 | U.S. Treasury Notes_4.250_8/15/2035
Holdings [Line Items]
Percent of Total Investments	4.30%
C000180741 | Bundesrepublik Deutschland Bundesanleihe_2.600_8/15/2035
Holdings [Line Items]
Percent of Total Investments	3.50%
C000180741 | Bundesrepublik Deutschland Bundesanleihe_2.500_2/15/2035
Holdings [Line Items]
Percent of Total Investments	1.90%
C000180741 | U.S. Treasury Notes_4.000_11/15/2035
Holdings [Line Items]
Percent of Total Investments	1.80%
C000180741 | Nationwide Building Society_10.250_12/6/2099
Holdings [Line Items]
Percent of Total Investments	1.20%
C000180741 | Nationwide Building Society_7.500_12/20/2030
Holdings [Line Items]
Percent of Total Investments	0.90%
C000180741 | Rothesay Life PLC_5.000_10/13/2031
Holdings [Line Items]
Percent of Total Investments	0.90%
C000180741 | UniCredit SpA_6.500_12/3/2031
Holdings [Line Items]
Percent of Total Investments	0.70%
C000180741 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000180741 | IndustryForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000180741 | IndustrySavings & Loans
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000180741 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000180741 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000180741 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000180741 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000180741 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000180741 | IndustryU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000180741 | IndustryAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000180741 | Italy
Holdings [Line Items]
Percent of Total Investments	3.40%
C000180741 | Spain
Holdings [Line Items]
Percent of Total Investments	4.30%
C000180741 | Netherlands
Holdings [Line Items]
Percent of Total Investments	3.80%
C000180741 | Germany
Holdings [Line Items]
Percent of Total Investments	13.50%
C000180741 | France
Holdings [Line Items]
Percent of Total Investments	4.90%
C000180741 | United States
Holdings [Line Items]
Percent of Total Investments	26.90%
C000180741 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	19.40%
C000180741 | Jersey
Holdings [Line Items]
Percent of Total Investments	1.60%
C000180741 | Cayman Islands
Holdings [Line Items]
Percent of Total Investments	4.90%
C000180741 | Ireland
Holdings [Line Items]
Percent of Total Investments	9.90%
C000180741 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000180741 | AssetForeign Convertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000180741 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C000180741 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000180741 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000180741 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000180741 | AssetAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.80%